Annual Total Returns - Strategic Advisers® International Fund [BarChart] - 02.28 Strategic Advisers International Fund PRO-09 - Strategic Advisers® International Fund - Strategic Advisers International Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	(12.43%)
Annual Return 2012	20.01%
Annual Return 2013	22.20%
Annual Return 2014	(5.08%)
Annual Return 2015	0.78%
Annual Return 2016	0.36%
Annual Return 2017	26.22%
Annual Return 2018	(15.14%)
Annual Return 2019	24.06%
Annual Return 2020	14.88%